Concession Financial and Sector Assets and Liabilities - Schedule of Financial Assets and Liabilities of Concession (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total assets	R$ 8,072	R$ 6,540
Total liabilities	(16)		R$ 56	R$ 42	R$ 38
Current assets	1,190	814
Non-current assets	6,882	5,726
Current liabilities	(16)
Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total assets	6,776	5,735
Energy distribution concession [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total assets	2,714	1,881
Gas distribution concession [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total assets	92	38
Indemnifiable receivable - Generation [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total assets	871	785
Concession grant fee - Generation concessions [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total assets	3,099	3,031
Amounts receivable from Parcel A (CVA) and Other Financial Components [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total assets	1,296	805
Amounts receivable from Parcel A (CVA) and Other Financial Components [member] | Liabilities related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Total liabilities	R$ (16)